Other Current Liabilities (Details)		1 Months Ended
	Sep. 28, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2023 shares	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares
Other Current Liabilities (Details) [Line Items]
Service fee | $	$ 2,000,000	$ 1,000,000	$ 3,000,000
Fair value of options					¥ 1,777,675	$ 250,000
Options [Member]
Other Current Liabilities (Details) [Line Items]
Fair value of options					¥ 2,833,080	$ 400,000
Ordinary Shares [Member]
Other Current Liabilities (Details) [Line Items]
Shares issued (in Shares) | shares				14,000,000	200,000	200,000